PROVISIONS AND CONTINGENT LIABILITIES - Contingent liabilities (Details) $ in Thousands, $ in Millions							1 Months Ended						12 Months Ended
	Dec. 13, 2023 COP ($)	Nov. 03, 2023 COP ($)	Nov. 03, 2022 COP ($)	Sep. 20, 2022 USD ($)	Sep. 28, 2015 COP ($)	Jun. 03, 2008 USD ($)	Oct. 31, 2022 USD ($) item	Apr. 30, 2022 USD ($)	Mar. 31, 2022 COP ($)	Oct. 31, 2021 USD ($)	Oct. 31, 2018 USD ($)	Oct. 31, 2013 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2023 COP ($)
Neos Group S.A.S. (in reorganization) and Inversiones Davanic S.A.S.
PROVISIONS AND CONTINGENT LIABILITIES
Damages sought			$ 65,000
Contraloria Departamental de Cundinamarca v. GEHS, Bancolombia and other natural persons
PROVISIONS AND CONTINGENT LIABILITIES
Price agreed					$ 19,000
Fines awarded		$ 7,649
Legal proceedings provision																$ 7,149
Remediation Plan for Santa Elena's property
PROVISIONS AND CONTINGENT LIABILITIES
Remediation plan timeframe													36 months
Legal proceedings provision																$ 74,770
Fredy Alberto Lara Borja
PROVISIONS AND CONTINGENT LIABILITIES
Damages sought	$ 103,943
Quinta Sur S.A.S.
PROVISIONS AND CONTINGENT LIABILITIES
Damages sought									$ 128,000
Constructora Tymsa S.A.
PROVISIONS AND CONTINGENT LIABILITIES
Damages sought										$ 10,000
Five Star Production Inc., Global Men Health Foundation, Ingrid Perscky and Others
PROVISIONS AND CONTINGENT LIABILITIES
Damages sought								$ 5,000
Deniss Rafael Perez Perozo, Carlos Perez Leal and others
PROVISIONS AND CONTINGENT LIABILITIES
Damages sought												$ 5,252,000
Partial payment received, flagged as irregular activity						$ 299
DD&C, Carlos Perez Leal and Others
PROVISIONS AND CONTINGENT LIABILITIES
Damages sought							$ 28,100
Number of international banks of the company against whom the case if file | item							5
Number of international transactions on which legal is sought for compensation | item							6
Aggregate amount of alleged fraudulent transactions							$ 1,900
Direccion General de Impuestos Internos of El Salvador
PROVISIONS AND CONTINGENT LIABILITIES
Tax liability amount under examination											$ 11,116
Adjusted rental tax														$ 6,341
ARRENDADORA FINANCIERA S.A.
PROVISIONS AND CONTINGENT LIABILITIES
Damages sought													$ 6,454
Bapa Holdings Corp.
PROVISIONS AND CONTINGENT LIABILITIES
Damages sought				$ 7,000
Superintendencia de Administracion Tributaria
PROVISIONS AND CONTINGENT LIABILITIES
Tax adjustment amount															$ 13,583
Payments for taxes and penalties													770
Legal proceedings contingent liability
PROVISIONS AND CONTINGENT LIABILITIES
Threshold amount of contingencies significant to financial statements													$ 6,585